Deposits (Summary of Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Banking and Thrift [Abstract]
Time deposits	¥ 1,409,158	¥ 1,334,290
Other deposits	518,583	423,172
Total	¥ 1,927,741	¥ 1,757,462